Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Total	$ 2,450	$ 612,165
EU Emissions Trading System Allowances
Inventory [Line Items]
Total	$ 2,450	$ 612,165